Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Property and equipment-at cost	$ 2,219	$ 1,781	$ 134
Less accumulated depreciation and amortization	(778)	(295)	(24)
Property and equipment-net	1,441	1,486	110
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment-at cost	1,993	1,705	$ 134
Office and Computer Equipment
Property Plant And Equipment [Line Items]
Property and equipment-at cost	79	62
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment-at cost	14	14
Construction in Process
Property Plant And Equipment [Line Items]
Property and equipment-at cost	$ 133
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment-at cost		41
Computer Equipment
Property Plant And Equipment [Line Items]
Property and equipment-at cost		$ 20